Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the year	$ 846	$ 925	$ 806
Increase (decrease) related to current year tax positions	83	(79)	119
Balance at end of the year	$ 929	$ 846	$ 925